Intangible Assets (Details Textuals) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	[1]	Apr. 08, 2018	Jun. 30, 2019	Jun. 30, 2018	[2]	Dec. 31, 2018	Dec. 31, 2017
Amortization expense	$ 178,782	$ 227,677			$ 406,429	$ 227,677		$ 541,904
Predecessor [Member]
Amortized useful lives					5 years 6 months			7 years	5 years
Weighted average useful life of amortizing intangible assets								6 years
Amortization expense				$ 90,739					$ 362,956
Predecessor [Member] | Minimum [Member]
Amortized useful lives					5 years
Predecessor [Member] | Maximum [Member]
Amortized useful lives					7 years

[1]	Includes the consolidated results from operations of (a) OLB, CrowdPay and Omnisoft from April 1, 2018 through June 30, 2018 and (b) of the net assets acquired from Excel Corporation (the "Predecessor") from April 9, 2018 through June 30, 2018 as disclosed in Note 1.
[2]	Includes the consolidated results from operations of (a) OLB, CrowdPay and Omnisoft from January 1, 2018 through June 30, 2018 and (b) of the net assets acquired from the Predecessor from April 9, 2018 through June 30, 2018 as disclosed in Note 1.